CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	694,066	694,066
Common stock, shares issued	346,954	346,954
Common stock, shares outstanding	346,954	346,954